LOANS, FINANCING AND DEBENTURES - Breakdown by maturity - non current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 57,456,375	R$ 32,310,813
Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	42,834,772	23,964,910
Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	27,620
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	27,375,673	11,189,403
Foreign | Syndicated Loan
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	12,269,252
Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	3,162,227
Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	14,621,603	8,345,903
Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,517,649	183,269
Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	441,233
Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	77,333	95,034
Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	718,017
Domestic | FINAME
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	9,564
Domestic | FINAME | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	9,564	2,010
Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	156,904
Domestic | BNB | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	156,904	191,976
Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,952,451
Domestic | Export credit note
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,270,065
Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	273,303
Domestic | Export credits ("Pre payment")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,312,586
Domestic | Export credits ("Pre payment") | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,312,586
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	475,905
Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	475,905	5,135
Domestic | Others Revolving Cost Working Capital And Industrial Development Fund
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	4,559
Domestic | Others Revolving Cost Working Capital And Industrial Development Fund | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	4,558	R$ 16,930
Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	5,412,035
Later than one year and not later than two years
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,756,576
Later than one year and not later than two years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,251,382
Later than one year and not later than two years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	9,175
Later than one year and not later than two years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	762,320
Later than one year and not later than two years | Foreign | Syndicated Loan
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,343,567
Later than one year and not later than two years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	136,320
Later than one year and not later than two years | Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	505,194
Later than one year and not later than two years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	269,593
Later than one year and not later than two years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	18,866
Later than one year and not later than two years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	28,959
Later than one year and not later than two years | Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	76,117
Later than one year and not later than two years | Domestic | FINAME
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	3,829
Later than one year and not later than two years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	35,285
Later than one year and not later than two years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	67,986
Later than one year and not later than two years | Domestic | Others Revolving Cost Working Capital And Industrial Development Fund
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	4,559
Later than two years and not later than three years
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	5,219,750
Later than two years and not later than three years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	3,220,893
Later than two years and not later than three years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	10,061
Later than two years and not later than three years | Foreign | Syndicated Loan
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	3,197,689
Later than two years and not later than three years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	13,143
Later than two years and not later than three years | Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,998,857
Later than two years and not later than three years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	265,467
Later than two years and not later than three years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	18,866
Later than two years and not later than three years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	24,567
Later than two years and not later than three years | Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	73,304
Later than two years and not later than three years | Domestic | FINAME
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,786
Later than two years and not later than three years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	33,201
Later than two years and not later than three years | Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,512,680
Later than two years and not later than three years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	67,986
Later than three years and not later than four years
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	9,681,219
Later than three years and not later than four years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	7,736,380
Later than three years and not later than four years | Foreign | BNDES | Currency basket
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	8,384
Later than three years and not later than four years | Foreign | Syndicated Loan
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	7,727,996
Later than three years and not later than four years | Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,944,839
Later than three years and not later than four years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	266,362
Later than three years and not later than four years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	18,866
Later than three years and not later than four years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	18,601
Later than three years and not later than four years | Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	96,312
Later than three years and not later than four years | Domestic | FINAME
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,656
Later than three years and not later than four years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	35,285
Later than three years and not later than four years | Domestic | CRA ("Agribusiness Receivables Certificates")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,439,771
Later than three years and not later than four years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	67,986
Later than four years and not later than five years
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	6,184,862
Later than four years and not later than five years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	4,417,787
Later than four years and not later than five years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,402,437
Later than four years and not later than five years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,015,350
Later than four years and not later than five years | Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,767,075
Later than four years and not later than five years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	239,883
Later than four years and not later than five years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	18,866
Later than four years and not later than five years | Domestic | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	5,206
Later than four years and not later than five years | Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	88,347
Later than four years and not later than five years | Domestic | FINAME
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,197
Later than four years and not later than five years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	33,001
Later than four years and not later than five years | Domestic | Export credits ("Pre payment")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,312,586
Later than four years and not later than five years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	67,989
Later than five years and not later than six years
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	7,094,874
Later than five years and not later than six years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	3,377,075
Later than five years and not later than six years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,379,661
Later than five years and not later than six years | Foreign | Finnvera/EKN ("Export Credit Agencies")
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	997,414
Later than five years and not later than six years | Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	3,717,799
Later than five years and not later than six years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	292,573
Later than five years and not later than six years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	17,617
Later than five years and not later than six years | Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	210,392
Later than five years and not later than six years | Domestic | FINAME
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	96
Later than five years and not later than six years | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	10,285
Later than five years and not later than six years | Domestic | Export credit note
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	640,800
Later than five years and not later than six years | Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	137,500
Later than five years and not later than six years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	67,986
Later than five years and not later than six years | Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,340,550
Later than six years and not later than seven years [Member]
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	6,342,329
Later than six years and not later than seven years [Member] | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,812,354
Later than six years and not later than seven years [Member] | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,812,354
Later than six years and not later than seven years [Member] | Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	3,529,975
Later than six years and not later than seven years [Member] | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	169,102
Later than six years and not later than seven years [Member] | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	20,120
Later than six years and not later than seven years [Member] | Domestic | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	173,545
Later than six years and not later than seven years [Member] | Domestic | BNB
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	9,847
Later than six years and not later than seven years [Member] | Domestic | Export credit note
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	629,265
Later than six years and not later than seven years [Member] | Domestic | Rural Producer Certificate
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	135,803
Later than six years and not later than seven years [Member] | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	67,986
Later than six years and not later than seven years [Member] | Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	2,324,307
Later than seven years
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	20,176,765
Later than seven years | Foreign
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	19,018,901
Later than seven years | Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	19,018,901
Later than seven years | Domestic
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	1,157,864
Later than seven years | Domestic | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	14,668
Later than seven years | Domestic | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	328,032
Later than seven years | Domestic | FCO ("Central West Fund"), FDCO ("Central West Development Fund") and FINEP
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	67,986
Later than seven years | Domestic | Debentures
LOANS, FINANCING AND DEBENTURES
Loans and financing, non current	R$ 747,178